Segment Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Total net revenues	¥ 330,228	¥ 644,773	¥ 651,013
Auto shows segment | Auto shows
Revenue, Major Customer [Line Items]
Total net revenues	250,481	603,407	644,252
Auto shows segment | Special promotion events
Revenue, Major Customer [Line Items]
Total net revenues	4,851	19,772	0
Auto shows segment | Virtual dealership, online marketing services and others
Revenue, Major Customer [Line Items]
Total net revenues	¥ 74,896	¥ 21,594	¥ 6,761